STOCKHOLDERS’ EQUITY (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Equity [Abstract]
SCHEDULE OF CUMULATIVE DIVIDENDS

Cumulative dividends earned as of January 31, 2023 and 2022 are set forth in the table below:

	Stockholders at Period End	Accumulated Dividends
Balance at October 31, 2021	35	$173,496
Issued	-	43,300
Balance at January 31, 2022	35	$216,796

Balance at October 31, 2022	-	$-
Issued
Balance at January 31, 2023	-	$-

Cumulative dividends earned as of October 31, 2022 and 2021 are set forth in the table below:

	Stockholders at Period End	Accumulated Dividends
Balance at October 31, 2020	11	$48,516
Issued	24	124,980
Balance at October 31, 2021	35	173,496
Issued	-	126,542
Converted	(35)	(300,038)
Balance at October 31, 2022	-	$-

SCHEDULE OF BLACK SCHOLES OPTION PRICING MODEL ASSUMPTIONS

The fair value of the options granted during the periods presented was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	October 31, 2022	October 31, 2021
Risk-free interest rate	1.67%-2.99	0.62%-1.26%
Dividend yield	0.00	0.00
Volatility factor	195%-198%	198.47%-227.05%
Weighted average expected life	10	8.16

SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTION

The table below presents option activity for the three months ended January 31, 2023 and 2022:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic value
Balance at October 31, 2021	28,230,000	$0.31	7.56	$-
Options exercised	-	-	-	-
Options granted				-
Options expired	-	-	-	-
Options forfeited	-	-	-	-
Balance at January 31, 2022	28,230,000	$0.31	7.37	$1,395,000

Balance at October 31, 2022	29,226,000	0.32	7.64	19,873,680
Options exercised	-	-	-	-
Options granted	-	-	-	-
Options expired	-	-	-	-
Options forfeited	-	-	-	-
Balance at January 31, 2023	29,226,000	$0.32	7.39	$19,873,680

The table below presents option activity for the years ended October 31, 2022 and 2021:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic value
Balance at October 31, 2020	12,970,000	$0.10	6.85	$-
Options exercised	-	-	-	-
Options granted	15,260,000	0.49	7.97	-
Options expired	-	-	-	-
Options forfeited	-	-	-	-
Balance at October 31, 2021	28,230,000	0.31	7.56	-

Options exercised	-	-	-	-
Options granted	5,350,000	0.50	9.91	2,675,000
Options expired	-	-	-	-
Options forfeited	(4,354,000)	(0.48)	(8.90)	(2,247,140)
Balance at October 31, 2022	29,226,000	$0.32	7.64	$19,873,680

SCHEDULE OF COMMON STOCK UNDERLYING OUTSTANDING WARRANTS

A summary of the Company’s common stock underlying the outstanding warrants as of January 31, 2023 and January 31, 2022 is as follows:

	Underlying Number of Shares	Average Exercise Price	Weighted Average Life
Outstanding - October 31, 2021	13,605,856	$0.75	3.48
Warrants A - Granted during the period
Warrants B - Granted during the period
Outstanding - January 31, 2022	13,605,856	$0.75	3.23

Outstanding at October 31, 2022	13,605,856	0.75	2.48
Warrants A - Granted during the period	-	-	-
Warrants B - Granted during the period	-	-	-
Warrants A - Expired during the period	(700,000)	0.50	-
Warrants B - Expired during the period	-	-	-
Outstanding - January 31, 2023	12,905,856	$0.75	2.17

A summary of the Company’s common stock underlying the outstanding warrants as of October 31, 2022 is as follows:

	Underlying Number of Shares	Average Exercise Price	Weighted Average Life
Outstanding - October 31, 2020	4,100,000	$0.75	3.15
Warrants A - Granted during the period	4,752,928	0.50	2.43
Warrants B - Granted during the period	4,752,928	1.00	4.53
Outstanding - October 31, 2021	13,605,856	0.75	3.48
Warrants A - Granted during the period	-	-	-
Warrants B - Granted during the period	-	-	-
Outstanding - October 31, 2022	13,605,856	$0.75	2.48